Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2035 Fund

June 30, 2020

AFF35-QTLY-0820
1.818365.115

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.14% to 0.17% 9/3/20 to 9/10/20 (a)
(Cost $3,458,992)	3,460,000	3,459,127
	Shares	Value

Domestic Equity Funds - 47.3%
Fidelity Advisor Series Equity Growth Fund (b)	9,053,144	$146,660,938
Fidelity Advisor Series Growth Opportunities Fund (b)	6,514,873	102,478,951
Fidelity Advisor Series Small Cap Fund (b)	5,913,658	62,270,814
Fidelity Series All-Sector Equity Fund (b)	6,202,209	59,975,357
Fidelity Series Commodity Strategy Fund (b)	15,819,986	60,748,747
Fidelity Series Large Cap Stock Fund (b)	15,217,033	214,103,652
Fidelity Series Large Cap Value Index Fund (b)	1,972,976	21,683,009
Fidelity Series Opportunistic Insights Fund (b)	7,018,868	135,183,405
Fidelity Series Small Cap Opportunities Fund (b)	6,236,857	76,276,756
Fidelity Series Stock Selector Large Cap Value Fund (b)	12,732,087	132,413,705
Fidelity Series Value Discovery Fund (b)	11,611,928	135,859,563
TOTAL DOMESTIC EQUITY FUNDS
(Cost $982,454,389)		1,147,654,897

International Equity Funds - 37.3%
Fidelity Series Canada Fund (b)	5,267,097	50,248,108
Fidelity Series Emerging Markets Fund (b)	4,001,674	34,214,315
Fidelity Series Emerging Markets Opportunities Fund (b)	16,121,895	309,056,733
Fidelity Series International Growth Fund (b)	9,071,981	155,493,756
Fidelity Series International Small Cap Fund (b)	2,815,938	44,998,685
Fidelity Series International Value Fund (b)	18,492,499	155,521,914
Fidelity Series Overseas Fund (b)	15,011,646	154,920,185
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $799,072,196)		904,453,696

Bond Funds - 14.4%
Fidelity Series Emerging Markets Debt Fund (b)	1,622,536	14,554,145
Fidelity Series Floating Rate High Income Fund (b)	315,904	2,723,095
Fidelity Series High Income Fund (b)	1,909,805	16,863,578
Fidelity Series Inflation-Protected Bond Index Fund (b)	4,612,644	48,202,126
Fidelity Series International Credit Fund (b)	132,355	1,355,312
Fidelity Series Investment Grade Bond Fund (b)	16,592,745	201,269,995
Fidelity Series Long-Term Treasury Bond Index Fund (b)	5,324,627	55,322,876
Fidelity Series Real Estate Income Fund (b)	1,010,862	9,764,931
TOTAL BOND FUNDS
(Cost $331,626,996)		350,056,058

Short-Term Funds - 0.9%
Fidelity Cash Central Fund 0.12% (c)	4,402,167	4,403,048
Fidelity Series Government Money Market Fund 0.25% (b)(d)	13,536,303	13,536,303
Fidelity Series Short-Term Credit Fund (b)	404,082	4,129,720
TOTAL SHORT-TERM FUNDS
(Cost $21,923,956)		22,069,071
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $2,138,536,529)		2,427,692,849
NET OTHER ASSETS (LIABILITIES) - 0.0%		(794,959)
NET ASSETS - 100%		$2,426,897,890

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	37	Sept. 2020	$3,290,040	$36,494	$36,494
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	4	Sept. 2020	197,140	(151)	(151)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	92	Sept. 2020	14,214,920	(418,674)	(418,674)
TOTAL FUTURES CONTRACTS					$(382,331)

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

The notional amount of futures sold as a percentage of Net Assets is 0.6%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,164,446.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,382
Total	$2,382

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$114,522,055	$7,891,269	$10,712,577	$--	$1,060,852	$33,899,339	$146,660,938
Fidelity Advisor Series Growth Opportunities Fund	73,638,931	5,045,103	6,875,180	--	142,333	30,527,764	102,478,951
Fidelity Advisor Series Small Cap Fund	47,751,941	3,303,311	932,622	--	4,292	12,143,892	62,270,814
Fidelity Series All-Sector Equity Fund	49,590,654	2,537,148	3,431,032	--	(292,078)	11,570,665	59,975,357
Fidelity Series Canada Fund	37,024,368	8,144,003	841,056	--	(170,694)	6,091,487	50,248,108
Fidelity Series Commodity Strategy Fund	68,352,483	2,165,368	12,605,507	--	(5,534,307)	8,370,710	60,748,747
Fidelity Series Emerging Markets Debt Fund	12,981,935	332,563	233,474	196,900	5,404	1,467,717	14,554,145
Fidelity Series Emerging Markets Fund	22,484,870	7,036,639	420,323	--	15,437	5,097,692	34,214,315
Fidelity Series Emerging Markets Opportunities Fund	211,577,730	49,081,843	4,447,688	--	297,180	52,547,668	309,056,733
Fidelity Series Floating Rate High Income Fund	2,531,893	64,512	56,486	31,690	(1,474)	184,650	2,723,095
Fidelity Series Government Money Market Fund 0.25%	61,123,470	9,627,684	57,214,851	39,246	--	--	13,536,303
Fidelity Series High Income Fund	15,619,822	403,865	282,428	239,760	268	1,122,051	16,863,578
Fidelity Series Inflation-Protected Bond Index Fund	43,283,139	7,173,541	3,831,144	24,487	25,772	1,550,818	48,202,126
Fidelity Series International Credit Fund	1,255,935	9,327	--	9,328	--	82,456	1,355,312
Fidelity Series International Growth Fund	159,525,947	1,268,825	32,405,427	--	8,957,595	18,146,816	155,493,756
Fidelity Series International Small Cap Fund	37,872,465	601,175	873,283	--	33,866	7,364,462	44,998,685
Fidelity Series International Value Fund	141,256,185	4,030,887	14,773,350	--	(2,116,885)	27,125,077	155,521,914
Fidelity Series Investment Grade Bond Fund	170,446,727	35,854,567	13,827,658	1,237,485	(104,721)	8,901,080	201,269,995
Fidelity Series Large Cap Stock Fund	182,782,284	2,854,495	3,321,228	--	9,156	31,778,945	214,103,652
Fidelity Series Large Cap Value Index Fund	19,088,826	204,487	354,007	--	(17,979)	2,761,682	21,683,009
Fidelity Series Long-Term Treasury Bond Index Fund	49,540,814	8,935,516	1,805,689	1,108,665	224,303	(1,572,068)	55,322,876
Fidelity Series Opportunistic Insights Fund	107,095,088	9,168,402	7,984,005	--	502,598	26,401,322	135,183,405
Fidelity Series Overseas Fund	131,293,945	7,176,716	9,760,909	--	(797,930)	27,008,363	154,920,185
Fidelity Series Real Estate Income Fund	8,460,420	235,923	176,988	133,084	(16,323)	1,261,899	9,764,931
Fidelity Series Short-Term Credit Fund	3,966,069	61,156	34,528	23,868	283	136,740	4,129,720
Fidelity Series Small Cap Opportunities Fund	60,434,430	4,518,352	1,167,306	--	19,550	12,471,730	76,276,756
Fidelity Series Stock Selector Large Cap Value Fund	112,755,143	3,803,603	2,127,427	--	53,649	17,928,737	132,413,705
Fidelity Series Value Discovery Fund	116,977,516	1,845,516	4,075,059	--	40,947	21,070,643	135,859,563
	$2,063,235,085	$183,375,796	$194,571,232	$3,044,513	$2,341,094	$365,442,337	$2,419,830,674

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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